UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21579

Nuveen Floating Rate Income Opportunity Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Long-Term Investments - 137.8% (96.9% of Total Investments)
	Variable Rate Senior Loan Interests - 111.7% (78.5% of Total Investments) (4)
	Aerospace & Defense - 0.5% (0.3% of Total Investments)
$ 357	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB-	$ 361,012
1,985	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	2,004,540
2,342	Total Aerospace & Defense				2,365,552
	Airlines - 3.4% (2.4% of Total Investments)
3,491	American Airlines, Inc., Exit Term Loan	4.750%	6/27/19	Baa2	3,519,616
5,945	Delta Air Lines, Inc., Term Loan B1	4.000%	10/18/18	Ba1	5,980,101
2,978	Delta Air Lines, Inc., Term Loan B2	3.250%	4/18/16	Ba1	2,993,983
4,000	US Airways, Inc., Term Loan B1	4.250%	5/23/19	BB-	4,012,144
16,414	Total Airlines				16,505,844
	Auto Components - 2.3% (1.6% of Total Investments)
6,956	Federal-Mogul Corporation, Tranche B, Term Loan	2.118%	12/29/14	B1	6,896,324
4,105	Federal-Mogul Corporation, Tranche C, Term Loan	2.118%	12/28/15	B1	4,070,042
11,061	Total Auto Components				10,966,366
	Biotechnology - 0.4% (0.3% of Total Investments)
2,157	Grifols, Inc., Term Loan	4.250%	6/01/17	Ba1	2,175,951
	Building Products - 0.4% (0.3% of Total Investments)
2,000	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	2,011,064
	Capital Markets - 2.6% (1.8% of Total Investments)
1,322	American Capital, LTD., Term Loan, First Lien	4.000%	8/22/16	BB-	1,328,007
2,859	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,864,000
2,000	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	2,012,000
6,087	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	6,158,706
12,268	Total Capital Markets				12,362,713
	Chemicals - 0.8% (0.6% of Total Investments)
2,483	Ineos US Finance LLC, Term Loan, First Lien	4.000%	5/04/18	BB-	2,494,012
1,489	PQ Corporation, Term Loan, First Lien	4.500%	8/07/17	B+	1,501,378
3,972	Total Chemicals				3,995,390
	Commercial Services & Supplies - 3.3% (2.3% of Total Investments)
2,479	Aramark Corporation, Term Loan, Tranche D	4.000%	9/09/19	BB-	2,490,001
479	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B2	481,188
1,500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	1,532,500
1,996	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	2,004,950
1,384	Brickman Group Holdings, Inc., Tranche B2, Term Loan	3.259%	10/14/16	B+	1,391,627
1,745	Brickman Group Holdings, Inc., Tranche B3, Term Loan	4.000%	9/28/18	B+	1,757,919
2,628	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	2,633,968
2,468	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,475,088
985	Houghton Mifflin, Term Loan	5.250%	5/22/18	B2	993,003
15,664	Total Commercial Services & Supplies				15,760,244
	Communications Equipment - 1.7% (1.2% of Total Investments)
2,234	Alcatel-Lucent, Inc., Term Loan C	5.750%	1/30/19	B+	2,269,871
2,000	Avaya, Inc., Term Loan B3	4.762%	10/26/17	B1	1,854,722
4,167	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB-	4,194,012
8,401	Total Communications Equipment				8,318,605
	Computers & Peripherals - 3.0% (2.1% of Total Investments)
13,000	Dell, Inc., Term Loan B, DD1	4.500%	3/24/20	BB+	12,940,694
1,588	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	1,601,550
14,588	Total Computers & Peripherals				14,542,244
	Consumer Finance - 0.7% (0.5% of Total Investments)
3,419	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	3,438,995
	Containers & Packaging - 0.2% (0.1% of Total Investments)
1,024	Pact Group, Inc., Term Loan B	3.750%	5/22/20	Ba3	1,017,991
	Distributors - 1.6% (1.1% of Total Investments)
7,469	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	7,516,721
	Diversified Consumer Services - 6.0% (4.2% of Total Investments)
3,038	Cengage Learning Acquisitions, Inc., Term Loan, (5)	4.750%	7/03/14	D	2,222,800
1,316	Ceridian Corporation, New Replacement Term Loan	4.420%	8/14/15	B1	1,323,604
15,000	Hilton Hotels Corporation, Term Loan B2	4.000%	10/26/20	BB	15,104,070
4,817	Laureate Education, Inc., Term Loan B	5.000%	6/16/18	B1	4,855,221
858	Pinnacle Entertainment, Term Loan B1	3.750%	8/15/16	BB+	861,573
998	Pinnacle Entertainment, Term Loan B2	3.750%	8/13/20	BB+	999,578
2,500	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	2,515,625
1,000	Spotless Holdings, SAS, Term Loan, Second Lien	8.750%	4/02/19	B3	1,015,625
29,527	Total Diversified Consumer Services				28,898,096
	Diversified Financial Services - 2.8% (2.0% of Total Investments)
2,494	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	2,528,039
2,736	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	2,770,111
8,082	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	8,154,049
13,312	Total Diversified Financial Services				13,452,199
	Diversified Other - 0.2% (0.1% of Total Investments)
1,010	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	1,013,060
	Diversified Telecommunication Services - 0.2% (0.1% of Total Investments)
959	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.250%	4/02/18	BB-	965,432
	Electronic Equipment & Instruments - 0.6% (0.4% of Total Investments)
3,360	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	2,841,216
	Food & Staples Retailing - 2.5% (1.8% of Total Investments)
1,500	Albertson’s LLC, Delayed Draw, Term Loan B, (WI/DD)	TBD	TBD	BB-	1,502,344
1,204	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	1,208,464
786	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	788,509
500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/26/20	CCC	511,771
1,175	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,188,219
2,686	Supervalu, Inc., New Term Loan B	5.000%	3/21/19	B+	2,705,998
4,750	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B	4,417,500
12,601	Total Food & Staples Retailing				12,322,805
	Food Products - 5.9% (4.1% of Total Investments)
2,978	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	3,001,073
900	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	914,625
1,337	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B-	1,339,184
207	Ferrara Candy Company, Term Loan B	7.500%	6/18/18	B	198,930
8,978	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	9,055,505
1,493	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	1,492,633
12,325	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	12,357,524
28,218	Total Food Products				28,359,474
	Health Care Equipment & Supplies - 3.8% (2.7% of Total Investments)
500	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	511,875
1,755	Hologic, Inc., Refinancing Term Loan, Tranche B	3.750%	8/01/19	BBB-	1,767,584
500	Kinetic Concepts, Inc., Incremental Term Loan D1	4.500%	5/04/18	Ba3	504,687
6,878	Kinetic Concepts, Inc., Term Loan D1	4.500%	5/04/18	BB-	6,942,550
4,938	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	4,993,047
2,625	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,641,406
990	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	994,815
18,186	Total Health Care Equipment & Supplies				18,355,964
	Health Care Providers & Services - 7.0% (5.0% of Total Investments)
3,990	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	4,039,009
1,405	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B	1,392,188
3,970	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	3,996,940
914	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	936,372
7,667	Golden Living, Term Loan	5.000%	5/04/18	B	7,418,669
972	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	973,856
1,489	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	1,503,638
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	1,529,062
953	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	955,061
1,383	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,327,200
2,970	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	2,997,405
551	Select Medical Corporation, Term Loan B	4.001%	6/01/18	Ba2	554,561
3,950	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B+	3,967,432
1,500	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,514,374
1,004	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	1,005,001
34,218	Total Health Care Providers & Services				34,110,768
	Hotels, Restaurants & Leisure - 4.8% (3.3% of Total Investments)
2,903	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	2,933,015
1,419	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	1,435,645
4,616	Caesars Entertainment Operating Company, Inc., Term Loan B6, DD1	5.488%	1/28/18	B-	4,343,760
1,320	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	1,332,521
2,000	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	BB-	2,019,792
2,933	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	BB-	2,959,382
1,985	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,987,688
3,000	Scientific Games Corporation, Term Loan B	4.250%	10/18/20	Ba2	3,008,304
2,985	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	3,015,459
23,161	Total Hotels, Restaurants & Leisure				23,035,566
	Household Durables - 1.0% (0.7% of Total Investments)
977	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	985,784
819	Spectrum Brands, Inc., Term Loan	4.504%	12/17/19	BB	823,101
2,292	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	2,213,724
815	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	814,826
4,903	Total Household Durables				4,837,435
	Household Products - 0.3% (0.2% of Total Investments)
1,500	Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	1,503,482
	Industrial Conglomerates - 0.7% (0.5% of Total Investments)
3,480	DuPont Performance Coatings, Dollar Term Loan B	4.750%	2/03/20	B+	3,520,788
	Insurance - 2.4% (1.7% of Total Investments)
3,000	Hub International Holdings, Inc., Term Loan B	4.750%	10/02/20	B1	3,017,814
1,918	Sedgwick Holdings, Inc., Term Loan, First Lien	4.250%	6/12/18	B+	1,926,063
1,000	Sedgwick Holdings, Inc., Term Loan, Second Lien	8.000%	12/12/18	CCC+	1,017,500
3,474	USI Holdings Corporation, Term Loan B	5.000%	12/27/19	B1	3,494,592
2,375	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	2,388,853
11,767	Total Insurance				11,844,822
	Internet & Catalog Retail - 0.9% (0.7% of Total Investments)
4,466	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	4,492,302
	Internet Software & Services - 2.6% (1.8% of Total Investments)
1,500	ION Trading Technologies S.A.R.L., Term Loan, Second Lien	8.250%	5/22/21	CCC+	1,511,876
750	Sabre Inc., Term Loan B2	4.500%	2/19/19	B1	751,870
2,219	Sabre Inc., Term Loan C	4.000%	2/19/18	B1	2,227,467
3,474	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	3,511,590
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC	2,012,500
2,671	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	2,687,811
12,614	Total Internet Software & Services				12,703,114
	IT Services - 2.8% (2.0% of Total Investments)
1,653	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	1,659,151
3,000	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	3,048,750
2,488	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,511,987
1,466	VFH Parent LLC, Term Loan B	5.775%	7/08/16	N/R	1,480,146
4,740	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	4,771,109
13,347	Total IT Services				13,471,143
	Leisure Equipment & Products - 1.5% (1.1% of Total Investments)
4,030	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	4,052,669
2,189	Equinox Holdings, Inc., New Initial Term Loan B	4.501%	1/31/20	B1	2,208,154
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,030,000
7,219	Total Leisure Equipment & Products				7,290,823
	Media - 9.7% (6.8% of Total Investments)
1,737	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan, (5)	7.750%	7/04/17	D	1,269,445
1,997	Clear Channel Communications, Inc., Tranche D, Term Loan	6.918%	1/30/19	CCC+	1,914,875
2,905	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	2,982,415
1,995	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	2,010,794
746	EMI Music Publishing LLC, Term Loan B	4.250%	6/29/18	BB-	752,151
950	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B	955,550
1,990	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	2,002,438
2,985	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	3,040,037
2,000	Media General, Inc., Delayed Draw, Term Loan, (6)	3.250%	7/31/20	BB-	2,012,500
1,980	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	1,983,697
3,420	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	3,512,213
2,000	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	2,002,500
7,279	Tribune Company, Exit Term Loan B	4.000%	12/31/19	BB+	7,293,684
8,557	Univision Communications, Inc., Term Loan C1	4.500%	3/01/20	B+	8,598,802
2,143	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	2,160,268
1,500	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	1,494,687
750	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	771,562
1,500	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	BB-	1,501,172
3,050	Yell Group PLC, Term Loan, (5)	3.915%	7/31/14	N/R	680,430
49,484	Total Media				46,939,220
	Multiline Retail - 0.8% (0.6% of Total Investments)
4,000	Hudson’s Bay Company, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB	4,058,000
	Multi-Utilities - 0.2% (0.1% of Total Investments)
993	ADS Waste Holdings, Inc., Term Loan B	4.250%	8/05/19	B+	1,000,047
	Oil, Gas & Consumable Fuels - 6.2% (4.4% of Total Investments)
2,752	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	2,820,390
4,988	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	5,076,342
1,100	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	1,102,848
2,000	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	2,018,118
3,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	3,058,437
982	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B3	975,347
4,000	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	4,030,000
2,493	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	2,512,141
2,500	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	2,492,188
1,741	Rice Drilling LLC., Term Loan, Second Lien	8.500%	10/25/18	N/R	1,769,545
1,667	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	1,683,855
995	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	1,000,721
1,500	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/07/18	B+	1,520,625
29,718	Total Oil, Gas & Consumable Fuels				30,060,557
	Personal Products - 0.1% (0.1% of Total Investments)
417	Prestige Brands, Inc., Term Loan B1	3.779%	1/31/19	BB-	420,358
	Pharmaceuticals - 7.5% (5.3% of Total Investments)
1,950	Auxilium Pharmaceuticals, Inc., Term Loan	6.250%	4/26/17	Ba2	1,980,786
844	BioScrip, Inc., Term Loan B	6.500%	7/31/20	B	835,312
2,102	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,119,485
1,197	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B+	1,206,476
3,125	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	8.739%	5/03/13	N/R	93,750
62	Graceway Pharmaceuticals LLC, Term Loan, (5)	7.000%	5/03/12	N/R	68,523
2,269	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	2,278,424
3,928	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	3,960,868
3,750	Pharmaceutical Research Associates, Inc., Term Loan B	5.000%	9/23/20	B1	3,762,109
4,860	Quintiles Transnational Corp., Term Loan B2	4.000%	6/08/18	BB-	4,883,893
1,985	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	1,988,722
9,759	Valeant Pharmaceuticals International, Inc., Term Loan E	4.500%	8/05/20	Ba1	9,900,254
3,103	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	3,132,909
38,934	Total Pharmaceuticals				36,211,511
	Real Estate Investment Trust - 1.9% (1.3% of Total Investments)
2,000	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	2,065,000
4,628	iStar Financial, Inc., Term Loan, DD1	4.500%	10/15/17	BB-	4,658,230
2,488	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	2,491,647
9,116	Total Real Estate Investment Trust				9,214,877
	Real Estate Management & Development - 1.8% (1.3% of Total Investments)
4,843	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	4,874,992
3,980	Realogy Corporation, Term Loan B	4.500%	3/05/20	BB-	4,025,603
8,823	Total Real Estate Management & Development				8,900,595
	Road & Rail - 0.6% (0.4% of Total Investments)
3,008	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	BB	3,032,834
	Semiconductors & Equipment - 2.3% (1.6% of Total Investments)
2,985	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/28/20	B1	3,016,328
2,000	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	2,022,500
1,985	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	1/10/20	Ba3	2,011,984
2,920	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	Ba3	2,958,439
963	Spansion LLC, Term Loan B	5.250%	12/13/18	BB+	970,994
10,853	Total Semiconductors & Equipment				10,980,245
	Software - 8.9% (6.3% of Total Investments)
4,013	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	4,053,274
2,273	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	2,292,068
2,500	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	2,528,645
3,161	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	3,190,900
1,000	Deltek, Inc., Term Loan, Second Lien	10.000%	10/10/19	CCC+	1,010,833
2,980	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	2,993,822
1,980	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,989,938
1,092	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,089,047
9,993	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	10,086,469
3,380	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	3,312,646
4,000	IPC Systems, Inc., Term Loan, Second Lien	5.418%	6/01/15	CCC	3,430,000
4,702	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	Ba3	4,744,379
1,588	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	1,604,588
800	RedPrairie Corporation, Term Loan, Second Lien	11.250%	12/21/19	CCC+	822,500
43,462	Total Software				43,149,109
	Specialty Retail - 1.2% (0.8% of Total Investments)
1,097	Charlotte Russe, Inc., Initial Term Loan	6.750%	5/22/19	B2	1,076,677
2,723	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	2,731,626
2,042	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	2,043,975
5,862	Total Specialty Retail				5,852,278
	Textiles, Apparel & Luxury Goods - 0.2% (0.1% of Total Investments)
742	Philips-Van Heusen Corporation, Term Loan B	3.250%	2/13/20	BBB-	744,986
	Wireless Telecommunication Services - 3.4% (2.4% of Total Investments)
4,535	Asurion LLC, Term Loan B1	4.500%	5/24/19	Ba2	4,538,396
5,827	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.818%	1/29/16	CCC+	5,666,501
3,234	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,300,951
1,980	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,940,796
925	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	927,879
16,501	Total Wireless Telecommunication Services				16,374,523
$ 546,540	Total Variable Rate Senior Loan Interests (cost $538,962,471)				540,935,309
Shares	Description (1)				Value
	Common Stocks - 4.3% (3.0% of Total Investments)
	Building Products - 1.3% (0.9% of Total Investments)
124,402	Masonite International Corporation, (7)				$ 6,077,038
	Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (8)				898,626
	Media - 2.8% (2.0% of Total Investments)
175,448	Metro-Goldwyn-Mayer, (7), (8)				10,822,949
44,843	Tribune Company, (7)				3,002,239
36,087	Tribune Company, (9)				—
	Total Media				13,825,188
	Total Common Stocks (cost $18,698,193)				20,800,852
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds - 0.3% (0.2% of Total Investments)
	Communications Equipment - 0.3% (0.2% of Total Investments)
$ 550	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$ 543,125
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	N/R	986,250
$ 1,550	Total Convertible Bonds (cost $1,307,500)				1,529,375
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds - 16.7% (11.8% of Total Investments)
	Commercial Services & Supplies - 0.5% (0.4% of Total Investments)
$ 500	Ceridian Corporation	11.250%	11/15/15	CCC	$ 503,125
1,224	Harland Clarke Holdings	9.500%	5/15/15	B-	1,227,060
500	Tervita Corporation, 144A	8.000%	11/15/18	B2	520,000
2,224	Total Commercial Services & Supplies				2,250,185
	Communications Equipment - 0.8% (0.5% of Total Investments)
3,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	3,157,500
450	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	517,500
3,450	Total Communications Equipment				3,675,000
	Diversified Consumer Services - 0.2% (0.1% of Total Investments)
900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	945,000
	Diversified Telecommunication Services - 1.6% (1.1% of Total Investments)
2,900	IntelSat Limited, 144A	7.750%	6/01/21	CCC+	3,059,500
750	IntelSat Limited	8.125%	6/01/23	CCC+	793,125
3,343	Level 3 Communications Inc.	11.875%	2/01/19	B-	3,877,880
6,993	Total Diversified Telecommunication Services				7,730,505
	Health Care Equipment & Supplies - 0.7% (0.5% of Total Investments)
3,000	Kinetic Concepts	10.500%	11/01/18	B-	3,382,500
	Health Care Providers & Services - 1.2% (0.8% of Total Investments)
2,750	HCA Inc.	8.500%	4/15/19	BB+	2,952,813
575	HCA Inc.	7.250%	9/15/20	BB+	630,344
900	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	954,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,133,750
5,225	Total Health Care Providers & Services				5,670,907
	Household Products - 0.9% (0.6% of Total Investments)
3,950	Reynolds Group	9.875%	8/15/19	CCC+	4,369,688
	IT Services - 0.4% (0.3% of Total Investments)
2,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	2,152,500
	Machinery - 0.5% (0.3% of Total Investments)
1,000	HD Supply Inc.	8.125%	4/15/19	B+	1,117,700
1,030	Xerium Technologies	8.875%	6/15/18	B	1,076,350
2,030	Total Machinery				2,194,050
	Media - 4.4% (3.1% of Total Investments)
3,491	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	3,377,240
3,600	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	3,087,000
6,412	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,508,179
5,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	5,541,250
1,200	Expo Event Transco Inc., 144A	9.000%	6/15/21	B-	1,206,000
1,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	1,080,000
400	WMG Acquisition Group	11.500%	10/01/18	B	462,500
21,603	Total Media				21,262,169
	Oil, Gas & Consumable Fuels - 0.1% (0.1% of Total Investments)
500	Offshore Group Investment Limited	7.125%	4/01/23	B-	508,750
	Pharmaceuticals - 1.1% (0.8% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,155,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,087,500
2,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	2,220,000
5,000	Total Pharmaceuticals				5,462,500
	Road & Rail - 0.2% (0.2% of Total Investments)
1,200	Avis Budget Car Rental	2.764%	5/15/14	B+	1,200,012
	Semiconductors & Equipment - 0.9% (0.7% of Total Investments)
2,050	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,050,000
2,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	2,425,000
4,550	Total Semiconductors & Equipment				4,475,000
	Software - 0.6% (0.5% of Total Investments)
850	Infor Us Inc.	11.500%	7/15/18	B-	986,000
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,118,749
2,725	Total Software				3,104,749
	Specialty Retail - 0.1% (0.1% of Total Investments)
500	99 Cents Only Stores	11.000%	12/15/19	CCC+	562,500
	Wireless Telecommunication Services - 2.5% (1.7% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	768,750
2,750	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	2,877,187
7,250	Sprint Corporation, 144A	7.875%	9/15/23	BB-	7,866,250
175	T-Mobile USA Inc.	6.731%	4/28/22	BB	184,844
175	T-Mobile USA Inc.	6.836%	4/28/23	BB	185,063
11,100	Total Wireless Telecommunication Services				11,882,094
$ 76,950	Total Corporate Bonds (cost $75,287,333)				80,828,109
Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities - 4.8% (3.4% of Total Investments)
$ 800	BlueMountain Collateralized Loan Obligation, Series 2012 2A E14	5.364%	11/20/24	BB	$ 742,366
2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.742%	7/20/23	BB	2,366,750
1,250	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.870%	7/15/25	BB	1,135,166
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.644%	1/15/23	BB	1,342,196
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.762%	11/22/22	BB	1,423,866
250	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.244%	4/15/24	BB	224,605
2,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	5.994%	4/15/22	BB	1,944,128
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.392%	4/19/22	BB	1,390,665
1,800	LCM Limited Partnership Series 2012A, 144A	5.992%	10/19/22	BB	1,730,088
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.591%	4/22/22	BB	1,428,561
500	North End CLO Limited, Loan Pool, 144A	4.829%	7/17/25	BB	445,843
2,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.764%	5/15/23	BB	1,969,982
450	Oak Hill Credit Partners Series 2013-9A, (9)	5.248%	10/20/25	BB-	417,195
2,240	Oak Hill Credit Partners, Series 2012-7A	5.264%	11/20/23	BB	2,068,875
1,000	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.754%	12/15/22	BB	1,000,015
2,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.762%	5/24/23	BB	1,927,235
2,000	Race Point Collateralized Loan Obligations, Series 2012-7A, 144A	5.266%	11/08/24	BB-	1,855,168
$ 24,790	Total Asset-Backed Securities (cost $21,684,785)				23,412,704
	Total Long-Term Investments (cost $655,940,282)				667,506,349
Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 4.4% (3.1% of Total Investments)
$ 21,454	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $21,453,999, collateralized by $21,995,000 U.S. Treasury Notes, 0.250%, due 4/15/16, value $21,885,025	0.000%	11/01/13		$ 21,453,999
	Total Short-Term Investments (cost $21,453,999)				21,453,999
	Total Investments (cost $677,394,281) - 142.2%				688,960,348
	Borrowings - (41.7)% (10), (11)				(201,900,000)
	Other Assets Less Liabilities - (0.5)% (12)				(2,559,682)
	Net Assets Applicable to Common Shares - 100%				$ 484,500,666

Investments in Derivatives as of October 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (12)
Goldman Sachs	$29,317,500	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$(163,234)
Morgan Stanley	29,317,500	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(1,277,105)
	$58,635,000						$(1,440,339)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$540,935,309	$—		$540,935,309
Common Stocks	9,079,277	11,721,575	—	*	20,800,852
Convertible Bonds	—	1,529,375	—		1,529,375
Corporate Bonds	—	80,828,109	—		80,828,109
Asset-Backed Securities	—	22,995,509	417,195		23,412,704
Short-Term Investments:
Repurchase Agreements	—	21,453,999	—		21,453,999
Derivatives:		—
Interest Rate Swaps**	—	(1,440,339)	—		(1,440,339)
Total	$9,079,277	$678,023,537	$417,195		$687,520,009

* Value equals zero as of the end of the reporting period.

**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $677,604,598.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

Gross unrealized:
Appreciation					$19,754,641
Depreciation					(8,398,891)

Net unrealized appreciation (depreciation) of investments					$11,355,750

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of October 31, 2013, the Fund had unfunded senior loan commitments outstanding of $2,000,000.
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(9)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	Borrowings as a percentage of Total Investments is 29.3%.
(11)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(12)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2013